Principal Activities and Reorganization (Tables)	12 Months Ended
Dec. 31, 2021
Details of Principal Subsidiaries and VIE

As of December 31, 2021, details of the Company's principal subsidiaries and VIE were as follows:

	Place of	Date of	Percentage of
	incorporation	incorporation	beneficial ownership	Principal activities
Wholly owned subsidiaries:
Guangzhou Yatsen Global Co., Ltd.(“Guangzhou Yatsen”)	PRC	July 29, 2015	100%	Cosmetics Sales
Guangzhou Yatsen Cosmetics Co., Ltd.	PRC	March 24, 2017	100%	Cosmetics Sales
Guangzhou Yiyan Cosmetics Co., Ltd.	PRC	April 15, 2019	100%	Cosmetics Sales

VIE:
Huizhi Weimei (Guangzhou) Trading Co., Ltd.(“HZ VIE”)	PRC	February 22, 2019	100%	Cosmetics Sales

Variable Interest Entity Primary Beneficiary
Consolidated Financial Information of Consolidated VIEs

The following consolidated financial information of the consolidated VIEs is included in the accompanying consolidated financial statements as of and for the year ended:

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	31,147	27,539
Accounts receivable	7,331	8,109
Inventories, net	1,050	1,006
Prepayments and other current assets	15,973	17,525
Amounts due from non-VIE subsidiaries	111	-
Total current assets	55,612	54,179

Investments	-	118,862
Property and equipment, net	16,020	11,106
Intangible assets, net	289	38
Right-of-use assets, net	-	143
Other non-current assets	457	-
Total non-current assets	16,766	130,149
Total assets	72,378	184,328

Accounts payable	6,892	11,765
Advances from customers	6,156	14,262
Accrued expenses and other liabilities	42,874	18,727
Income tax payables	929	1,005
Lease liabilities due within one year	-	74
Amounts due to non-VIE subsidiaries	50,591	193,917
Total current liabilities	107,442	239,750
Lease liabilities	-	78
Total liabilities	107,442	239,828

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	251,385	907,735	521,835
Net loss	(15,066)	(176,187)	(27,886)

Net cash provided by operating activities	3,022	47,830	17,178
Net cash used in investing activities	-	(17,102)	(121,236)
Net cash provided by (used in) financing activities	-	(2,603)	100,450
Net increase (decrease) in cash and cash equivalents	3,022	28,125	(3,608)